                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000
Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ING Barings LLC
Address: 55 East 52nd Street,New York, NY 10055

Form 13F File Number: 28-7338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Andrew Druch
Title: General Counsel and Compliance Director
Phone: 212-409-6135
Signature, Place, and Date of Signing:

/s/ Andrew Druch   New York, NY, 10055, 1/30/2001
----------------
[Signature]        [City, State] [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: $ 16,901 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE








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13F FILING 12/31/00

                                                                             MARKET   INVESTMENT         VOTING
                                          TITLE OF      CUSIP    SHARES      VALUE    DISCRETION         RIGHTS
ISSUER NAME                                CLASS      NUMBER                 (000'S)    Sole     Shared   Other  Sole  Shared  None
Abbott Laboratories                         Common   002824100      100        4,844     X                         x
Alcatel -ADR                                   ADR   013904305     1000       55,938     x                         x
American Express Company                    Common   025816109    17115      940,262     X                         x
American International Group                Common   026874107    11624    1,145,697     X                         x
Amdocs Limited                                 ORD   G02602103      900       59,625     x                         x
Anheuser Busch Companies                    Common   035229103      400       18,200     x                         x
Bank One Corp                               Common   06423A103      300       10,988     x                         x
Bellsouth Corp                              Common   079860102      200        8,188     x                         x
Berkshire Hathaway Inc. CL-B                Common   084670207        8       18,832     X                         x
Bristol Myers Squibb Co.                    Common   110122108    16009    1,167,409     X                         x
CSX Corp                                    Common   125965103      400       10,375     x                         x
Cable & Wireless PLC                           ADR   12682P104     1000       39,875     x                         x
Cendant Corp                                Common   151313103      500        4,813     x                         x
Chase Manhattan Corp                        Common   16161A108      150        6,816     x                         x
Cisco Systems Inc                           Common   17275R102    15433      590,320     x                         x
Citigroup Inc.                              Common   172967101    20176    1,028,243     x                         x
Coca Cola Co.                               Common   191216100      225       13,711     x                         x
Compaq Computer Corp.                       Common   204493100      500        7,525     X                         x
Computer Sciences Corp                      Common   205363104      310       18,639     X                         x
Conseco Inc                                 Common   208464107      250        3,297     x                         x
Costco Wholesale Corp-New                   Common   22160K105      300       11,981     x                         x
ECI Telecom                                    ORD   268258100     2300       32,163     x                         x
EMC Corp-Mass                               Common   268648102     8837      587,668     x                         x
Elan PLC                                       ADR   284131208     2100       98,307     x                         x
L M Ericsson Telephone Co             ADR- Class B   294821400     5600       62,654     x                         x
Embratel Participacoes SA                      ADR   29081N100     4000       62,752     x                         x
European Warrant Fund                       Common   298792102     2110       20,309     x                         x
Gillette Company                            Common   375766102      600       21,675     x                         x
General Electric Co.                        Common   369604103    19215      921,131     x                         x
Hercules Inc                                Common   427056106      300        5,719     x                         x
Hewlett Packard Co.                         Common   428236103    16054      506,710     x                         x
Hilton Hotels Corp                          Common   432848909      225        2,363     x                         x
Hispanic Broadcasting Corp- A               Common   43357B104      800       20,400     X                         x
Home Depot Co.                              Common   437076102    16931      773,544     X                         x
Household International Inc.                Common   441815107      200       11,000     X                         x
Infosys Technologies Ltd                       ADR   456788108      240       14,840     x                         x
Intel Corp.                                 Common   458140100    17163      519,186     X                         x
International Business Machines Corp.       Common   459200101     8001      666,910     X                         x
Jabil Circuit Inc                           Common   466313103     1800       45,676     x                         x

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13F FILING 12/31/00

                                                                             MARKET   INVESTMENT         VOTING
                                          TITLE OF      CUSIP    SHARES      VALUE    DISCRETION         RIGHTS
ISSUER NAME                                CLASS      NUMBER                 (000'S)    Sole     Shared   Other  Sole  Shared  None
Korea Telecom                                  ADR   50063P103     2000       62,000     x                         x
Manufactured Home Communities Inc           Common   564682102      300        8,700     x                         x
Metromedia International Group, Inc.        Common   591695101     1000        2,600     X                         x
Microsoft Corp                              Common   594918104      200        8,700     X                         x
Morgan Stanley Dean Witter                  Common   617446448    11476      909,476     X                         x
Motorola Inc.                               Common   620076109      450        9,113     X                         x
NEC Inc                                        ADR   629050204      450       40,614     x                         x
NTL  Inc                                    Common   629407107      400        9,576     X                         x
Nortel Networks Corp.                       Common   656569100    17120      542,917     X                         x
Oracle Corp.                                Common   68389X105    26342    1,200,660     X                         x
Pfizer Inc.                                 Common   717081103    13635      627,210     X                         x
Philip Morris Companies Co                  Common   718454107      150        6,600     x                         x
Proctor & Gamble Co.                        Common   742718109      100        7,844     X                         x
Reynolds R J Tob Holdings Inc               Common   76182K105      133        6,484     x                         x
SBC Communications Inc                      Common   78387G103      200        9,550     x                         x
Schering Plough Corp                        Common   806605101      200       11,350     X                         x
Sonera Corp                                    ADR   835433202     1500       26,063     x                         x
Sony Corp                                      ADR   835699307      600       41,850     x                         x
Taiwan Semiconductor-ADR                       ADR   874039100     1500       25,875     x                         x
Telecomincacoes Brasileiras                    ADR   879287308       75        5,466     x                         x
Telefonica SA                                  ADR   879382208     1390       69,500     x                         x
Teva Pharmaceutical                            ADR   881624209     1200       87,900     x                         x
Texas Instruments                           Common   882508104    15140      717,265     X                         x
Time Warner Inc                             Common   887315109      150        7,836     x                         x
United Technologies Corp.                   Common   913017109    15631    1,228,987     X                         x
Viacom Inc. Class B                        Class B   925524308    16240      744,860     X                         x
Vornado Realty Trust                        Common   929042208      200        7,663     x                         x
Vornado Operating Co                        Common   92904N103       10           21     x                         x
Walgreen Co                                 Common   931422109      400       16,725     x                         x
Wal-Mart Stores Inc.                        Common   931142103    17023      904,352     X                         x
Walt Disney Co. Holding Co.                 Common   254687106      500       14,469     X                         x
TOTAL                                                           339,091   16,900,811
                                                                -------   ----------